CONSOLIDATED BALANCE SHEETS DETAILS (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Supplemental Details For Certain Consolidation Balance Sheet [Abstract]
CONSOLIDATED BALANCE SHEETS DETAILS
NOTE 3. CONDENSED CONSOLIDATED BALANCE SHEETS DETAILS

Tenant Receivables

Tenant receivables consisted of the following:

	June 30, 2019	December 31, 2018
Straight-line rent	$2,915,852	$2,231,966
Tenant rent	76	312,171
Tenant reimbursements	1,065,650	1,019,355
Tenant other	164,761	95,622
Total	$4,146,339	$3,659,114

Accounts Payable, Accrued and Other Liabilities

Accounts payable, accrued and other liabilities were comprised of the following:

	June 30, 2019	December 31, 2018
Accounts payable	$470,188	$227,793
Accrued expenses	1,612,897	1,421,197
Accrued dividends	896,291	749,170
Accrued interest payable	429,256	445,481
Unearned rent	749,865	827,338
Deferred commission payable	1,350	1,650
Tenant improvement obligation	104,385	3,492,084
Total	$4,264,232	$7,164,713

NOTE 3. CONSOLIDATED BALANCE SHEETS DETAILS

Tenant Receivables, Net

Tenant receivables consisted of the following:

	December 31,
	2018	2017
Straight-line rent	$2,231,966	$995,822
Tenant rent	312,171	27,460
Tenant disbursements	1,019,355	239,813
Tenant other	95,622	—
Total	$3,659,114	$1,263,095

Accounts Payable, Accrued and Other Liabilities

Accounts payable, accrued and other liabilities were comprised of the following:

	December 31,
	2018	2017
Accounts payable	$227,793	$244,430
Accrued expenses	1,421,197	568,881
Accrued dividends	749,170	2,427
Accrued interest payable	445,481	186,841
Unearned rent	827,338	548,266
Deferred commission payable	1,650	2,250
Lease incentive obligation	3,492,084	858,389
Total	$7,164,713	$2,411,484